Securities at amortized cost - Changes in carrying amount of securities at amortized cost (Details) - Securities at amortized cost - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		₩ 17,025,405	₩ 20,326,050	₩ 22,939,484
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		6,435,692	2,380,448	6,092,078
Disposal / Recovery		(6,425,408)	(5,659,365)	(8,709,947)
Amortization based on effective interest method		14,810	(396)	(3,286)
Others	[1]	41,010	(21,332)	7,721
Ending balance		17,091,509	17,025,405	20,326,050
Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		17,025,405	20,326,050	22,939,484
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		6,435,692	2,380,448	6,092,078
Disposal / Recovery		(6,425,408)	(5,659,365)	(8,709,947)
Amortization based on effective interest method		14,810	(396)	(3,286)
Others	[1]	41,010	(21,332)	7,721
Ending balance		17,091,509	17,025,405	20,326,050
Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..